DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (99.28%)
COMMUNICATION SERVICES – (14.98%)
Media & Entertainment – (14.98%)
Alphabet Inc., Class C *	16,736	$24,003,273
Facebook, Inc., Class A *	41,606	8,400,668
	Total Communication Services	32,403,941
CONSUMER DISCRETIONARY – (19.85%)
Automobiles & Components – (0.44%)
Adient plc *	37,350	960,269
Consumer Services – (6.09%)
New Oriental Education & Technology Group, Inc., ADR (China)*	108,379	13,173,467
Retailing – (13.32%)
Alibaba Group Holding Ltd., ADR (China)*	23,482	4,851,146
Amazon.com, Inc. *	10,627	21,346,668
Naspers Ltd. - N (South Africa)	16,092	2,610,066
		28,807,880
	Total Consumer Discretionary	42,941,616
ENERGY – (3.14%)
Apache Corp.	214,128	5,875,672
Ovintiv Inc.	59,535	930,532
	Total Energy	6,806,204
FINANCIALS – (46.03%)
Banks – (15.47%)
Bank of America Corp.	64,240	2,108,999
DBS Group Holdings Ltd. (Singapore)	166,000	3,057,893
JPMorgan Chase & Co.	73,526	9,731,902
U.S. Bancorp	155,786	8,290,931
Wells Fargo & Co.	219,264	10,292,252
		33,481,977
Diversified Financials – (24.60%)
Capital Markets – (3.23%)
Bank of New York Mellon Corp.	156,304	6,999,293
Consumer Finance – (11.23%)
American Express Co.	74,233	9,640,640
Capital One Financial Corp.	146,899	14,660,520
		24,301,160
Diversified Financial Services – (10.14%)
Berkshire Hathaway Inc., Class B *	97,742	21,936,237
		53,236,690
Insurance – (5.96%)
Life & Health Insurance – (2.26%)
AIA Group Ltd. (Hong Kong)	493,020	4,885,308
Property & Casualty Insurance – (3.70%)
Markel Corp. *	6,819	7,998,483
		12,883,791
	Total Financials	99,602,458
HEALTH CARE – (2.50%)
Health Care Equipment & Services – (2.50%)
Quest Diagnostics Inc.	48,827	5,403,684
	Total Health Care	5,403,684

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	January 31, 2020 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (10.75%)
	Capital Goods – (10.75%)
	Ferguson PLC (United Kingdom)	84,192	$7,560,594
	United Technologies Corp.	104,550	15,703,410
		Total Industrials	23,264,004
INFORMATION TECHNOLOGY – (2.03%)
	Semiconductors & Semiconductor Equipment – (2.03%)
	Intel Corp.	68,636	4,387,899
		Total Information Technology	4,387,899
	TOTAL COMMON STOCK – (Identified cost $177,906,608)		214,809,806
SHORT-TERM INVESTMENTS – (0.65%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 02/03/20, dated 01/31/20, repurchase value of $493,066 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.23%-6.50%, 01/01/27-01/01/50, total market value $502,860)	$493,000	493,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.58%, 02/03/20, dated 01/31/20, repurchase value of $423,056 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-4.50%, 11/15/29-01/20/50, total market value $431,460)	423,000	423,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.61%, 02/03/20, dated 01/31/20, repurchase value of $493,066 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%, 03/01/37-01/01/50, total market value $502,860)	493,000	493,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $1,409,000)		1,409,000
	Total Investments – (99.93%) – (Identified cost $179,315,608)		216,218,806
	Other Assets Less Liabilities – (0.07%)		156,386
	Net Assets – (100.00%)		$216,375,192

ADR: American Depositary Receipt

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (96.32%)
COMMUNICATION SERVICES – (3.50%)
Media & Entertainment – (3.50%)
Alphabet Inc., Class C *	3,816	$5,473,022
	Total Communication Services	5,473,022
FINANCIALS – (92.82%)
Banks – (36.98%)
Bank of America Corp.	223,968	7,352,869
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	113,658	3,775,719
Danske Bank A/S (Denmark)	117,040	1,953,781
DBS Group Holdings Ltd. (Singapore)	261,032	4,808,482
DNB ASA (Norway)	323,208	5,650,506
JPMorgan Chase & Co.	62,861	8,320,282
Metro Bank PLC (United Kingdom)*	294,472	891,251
PNC Financial Services Group, Inc.	45,441	6,750,261
U.S. Bancorp	209,348	11,141,501
Wells Fargo & Co.	151,668	7,119,296
		57,763,948
Diversified Financials – (38.07%)
Capital Markets – (16.63%)
Bank of New York Mellon Corp.	151,915	6,802,754
Charles Schwab Corp.	81,010	3,690,005
Goldman Sachs Group, Inc.	20,504	4,874,826
Julius Baer Group Ltd. (Switzerland)	110,644	5,528,619
State Street Corp.	67,072	5,072,655
		25,968,859
Consumer Finance – (13.72%)
American Express Co.	67,555	8,773,368
Capital One Financial Corp.	126,728	12,647,454
		21,420,822
Diversified Financial Services – (7.72%)
Berkshire Hathaway Inc., Class B *	53,750	12,063,113
		59,452,794
Insurance – (17.77%)
Property & Casualty Insurance – (11.39%)
Chubb Ltd.	38,059	5,784,587
Loews Corp.	74,417	3,828,755
Markel Corp. *	6,969	8,174,428
		17,787,770
Reinsurance – (6.38%)
Alleghany Corp. *	4,793	3,823,184
Everest Re Group, Ltd.	9,368	2,590,908
Greenlight Capital Re, Ltd., Class A *	101,190	942,079
Swiss Re AG (Switzerland)	23,080	2,606,168
		9,962,339
		27,750,109
	Total Financials	144,966,851
TOTAL COMMON STOCK – (Identified cost $139,725,830)		150,439,873

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	January 31, 2020 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (3.62%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 02/03/20, dated 01/31/20, repurchase value of $1,983,264 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.23%-6.50%, 01/01/27-01/01/50, total market value $2,022,660)	$1,983,000	$1,983,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.58%, 02/03/20, dated 01/31/20, repurchase value of $1,696,223 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-6.00%, 03/01/20-01/01/50, total market value $1,729,920)	1,696,000	1,696,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.61%, 02/03/20, dated 01/31/20, repurchase value of $1,983,266 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.00%, 01/01/34-10/01/49, total market value $2,022,660)	1,983,000	1,983,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,662,000)	5,662,000
	Total Investments – (99.94%) – (Identified cost $145,387,830)		156,101,873
	Other Assets Less Liabilities – (0.06%)		86,301
		Net Assets – (100.00%)	$156,188,174

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	January 31, 2020 (Unaudited)

	Shares	Value
COMMON STOCK – (98.78%)
COMMUNICATION SERVICES – (12.85%)
Media & Entertainment – (12.85%)
58.com, Inc., Class A, ADR (China)*	40,624	$2,259,507
Alphabet Inc., Class C *	12,539	17,983,810
Baidu, Inc., Class A, ADR (China)*	11,153	1,378,065
Facebook, Inc., Class A *	47,550	9,600,820
Fang Holdings Ltd., Class A, ADR (China)*	17,286	44,944
	Total Communication Services	31,267,146
CONSUMER DISCRETIONARY – (33.86%)
Automobiles & Components – (0.76%)
Adient plc *	71,918	1,849,012
Consumer Services – (7.96%)
New Oriental Education & Technology Group, Inc., ADR (China)*	159,357	19,369,843
Retailing – (25.14%)
Alibaba Group Holding Ltd., ADR (China)*	69,674	14,393,952
Amazon.com, Inc. *	7,257	14,577,281
JD.com, Inc., Class A, ADR (China)*	387,711	14,612,828
Meituan Dianping, Class B (China)*	328,740	4,161,794
Naspers Ltd. - N (South Africa)	67,733	10,986,056
Quotient Technology Inc. *	239,675	2,413,527
		61,145,438
	Total Consumer Discretionary	82,364,293
ENERGY – (4.16%)
Apache Corp.	145,751	3,999,408
Ovintiv Inc.	166,270	2,598,797
Seven Generations Energy Ltd., Class A (Canada)*	704,345	3,533,966
	Total Energy	10,132,171
FINANCIALS – (28.53%)
Banks – (13.01%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	134,188	4,457,725
Danske Bank A/S (Denmark)	247,938	4,138,898
DBS Group Holdings Ltd. (Singapore)	400,620	7,379,839
DNB ASA (Norway)	135,224	2,364,063
Metro Bank PLC (United Kingdom)*	494,721	1,497,327
Wells Fargo & Co.	251,679	11,813,812
		31,651,664
Diversified Financials – (12.03%)
Capital Markets – (2.23%)
Julius Baer Group Ltd. (Switzerland)	54,058	2,701,150
Noah Holdings Ltd., ADS (China)*	80,375	2,727,124
		5,428,274
Consumer Finance – (5.06%)
Capital One Financial Corp.	116,424	11,619,115
Yiren Digital Ltd., ADR (China)*	146,963	673,091
		12,292,206
Diversified Financial Services – (4.74%)
Berkshire Hathaway Inc., Class B *	51,406	11,537,049
		29,257,529

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2020 (Unaudited)

	Shares/Units/ Principal	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (3.49%)
Life & Health Insurance – (2.36%)
AIA Group Ltd. (Hong Kong)	579,590	$5,743,126
Multi-line Insurance – (1.13%)
Sul America S.A. (Brazil)	187,527	2,758,651
		8,501,777
	Total Financials	69,410,970
INDUSTRIALS – (10.58%)
Capital Goods – (8.93%)
Ferguson PLC (United Kingdom)	131,388	11,798,880
United Technologies Corp.	66,012	9,915,002
		21,713,882
Transportation – (1.65%)
InterGlobe Aviation Ltd. (India)	207,365	4,020,348
	Total Industrials	25,734,230
INFORMATION TECHNOLOGY – (8.80%)
Semiconductors & Semiconductor Equipment – (5.59%)
Applied Materials, Inc.	147,732	8,566,978
Intel Corp.	78,800	5,037,684
		13,604,662
Technology Hardware & Equipment – (3.21%)
Hollysys Automation Technologies Ltd. (China)	522,803	7,794,993
	Total Information Technology	21,399,655
TOTAL COMMON STOCK – (Identified cost $230,341,044)		240,308,465
SHORT-TERM INVESTMENTS – (2.85%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 02/03/20, dated 01/31/20, repurchase value of $2,426,323 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.23%-6.50%, 01/01/27-01/01/50, total market value $2,474,520)	$2,426,000	2,426,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.58%, 02/03/20, dated 01/31/20, repurchase value of $2,077,273 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.93%-6.00%, 01/01/22-01/01/50, total market value $2,118,540)	2,077,000	2,077,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.61%, 02/03/20, dated 01/31/20, repurchase value of $2,426,325 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-3.50%, 01/01/34-01/01/50, total market value $2,474,520)	2,426,000	2,426,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,929,000)		6,929,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	January 31, 2020 (Unaudited)

	Total Investments – (101.63%) – (Identified cost $237,270,044)	$247,237,465
	Liabilities Less Other Assets – (1.63%)	(3,965,508)
	Net Assets – (100.00%)	$243,271,957

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	January 31, 2020 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (90.99%)
COMMUNICATION SERVICES – (3.43%)
Media & Entertainment – (3.43%)
58.com, Inc., Class A, ADR (China)*	25,485	$1,417,476
Baidu, Inc., Class A, ADR (China)*	9,840	1,215,830
Fang Holdings Ltd., Class A, ADR (China)*	88,526	230,168
iQIYI, Inc., Class A, ADR (China)*	104,441	2,322,768
	Total Communication Services	5,186,242
CONSUMER DISCRETIONARY – (33.94%)
Consumer Services – (10.28%)
New Oriental Education & Technology Group, Inc., ADR (China)*	128,033	15,562,411
Retailing – (23.66%)
Alibaba Group Holding Ltd., ADR (China)*	56,795	11,733,279
JD.com, Inc., Class A, ADR (China)*	210,240	7,923,946
Meituan Dianping, Class B (China)*	550,470	6,968,860
Naspers Ltd. - N (South Africa)	45,354	7,356,260
Trip.com Group Ltd., ADR (China)*	57,072	1,833,723
		35,816,068
	Total Consumer Discretionary	51,378,479
ENERGY – (3.83%)
Ovintiv Inc.	125,987	1,969,170
Seven Generations Energy Ltd., Class A (Canada)*	762,553	3,826,018
	Total Energy	5,795,188
FINANCIALS – (24.79%)
Banks – (13.98%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	147,754	4,908,388
Danske Bank A/S (Denmark)	221,509	3,697,712
DBS Group Holdings Ltd. (Singapore)	358,310	6,600,444
DNB ASA (Norway)	287,308	5,022,882
Metro Bank PLC (United Kingdom)*	311,593	943,070
		21,172,496
Diversified Financials – (5.29%)
Capital Markets – (4.92%)
Julius Baer Group Ltd. (Switzerland)	102,637	5,128,528
Noah Holdings Ltd., ADS (China)*	68,374	2,319,930
		7,448,458
Consumer Finance – (0.37%)
Yiren Digital Ltd., ADR (China)*	121,099	554,633
		8,003,091
Insurance – (5.52%)
Life & Health Insurance – (3.66%)
AIA Group Ltd. (Hong Kong)	559,290	5,541,974
Multi-line Insurance – (1.86%)
Sul America S.A. (Brazil)	191,510	2,817,244
		8,359,218
	Total Financials	37,534,805

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	January 31, 2020 (Unaudited)

	Shares/Principal	Value
COMMON STOCK – (CONTINUED)
HEALTH CARE – (3.71%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.71%)
Novartis AG, ADR (Switzerland)	28,184	$2,663,670
Roche Holding AG - Genusschein (Switzerland)	8,820	2,958,831
	Total Health Care	5,622,501
INDUSTRIALS – (18.21%)
Capital Goods – (14.43%)
Brenntag AG (Germany)	28,700	1,485,227
Ferguson PLC (United Kingdom)	82,307	7,391,317
Safran S.A. (France)	36,607	5,902,406
Schneider Electric SE (France)	70,935	7,074,097
		21,853,047
Transportation – (3.78%)
Azul S.A., ADR (Brazil)*	31,794	1,319,451
InterGlobe Aviation Ltd. (India)	226,798	4,397,112
		5,716,563
	Total Industrials	27,569,610
INFORMATION TECHNOLOGY – (3.08%)
Technology Hardware & Equipment – (3.08%)
Hollysys Automation Technologies Ltd. (China)	312,568	4,660,389
	Total Information Technology	4,660,389
TOTAL COMMON STOCK – (Identified cost $130,055,437)		137,747,214
SHORT-TERM INVESTMENTS – (9.79%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.60%, 02/03/20, dated 01/31/20, repurchase value of $5,191,692 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.23%-6.50%, 01/01/27-01/01/50, total market value $5,294,820)	$5,191,000	5,191,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.58%, 02/03/20, dated 01/31/20, repurchase value of $4,442,585 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.646%-6.00%, 06/01/26-08/20/62, total market value $4,530,840)	4,442,000	4,442,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.61%, 02/03/20, dated 01/31/20, repurchase value of $5,191,696 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-4.00%, 07/01/30-02/01/50, total market value $5,294,820)	5,191,000	5,191,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,824,000)		14,824,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	January 31, 2020 (Unaudited)

	Total Investments – (100.78%) – (Identified cost $144,879,437)	$152,571,214
	Liabilities Less Other Assets – (0.78%)	(1,176,339)
	Net Assets – (100.00%)	$151,394,875

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to "Notes to Schedule of Investments" on page 11 for the Fund's policy regarding valuation of investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments
January 31, 2020 (Unaudited)

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange ("Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds' assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. ("Adviser"), the Funds' investment adviser, identifies as a significant event occurring before the Funds' assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds' Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser's portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer's industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security's fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security's value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds' Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds' valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds' investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Schedule of Investments – (Continued)
January 31, 2020 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2020 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$32,403,941	$5,473,022	$31,267,146	$5,186,242
Consumer Discretionary	40,331,550	–	67,216,443	37,053,359
Energy	6,806,204	–	10,132,171	5,795,188
Financials	91,659,257	123,528,044	45,586,567	10,600,195
Health Care	5,403,684	–	–	2,663,670
Industrials	15,703,410	–	9,915,002	1,319,451
Information Technology	4,387,899	–	21,399,655	4,660,389
Total Level 1	196,695,945	129,001,066	185,516,984	67,278,494
Level 2 – Other Significant Observable Inputs:
Common Stock*:
Consumer Discretionary	2,610,066	–	15,147,850	14,325,120
Financials	7,943,201	21,438,807	23,824,403	26,934,610
Health Care	–	–	–	2,958,831
Industrials	7,560,594	–	15,819,228	26,250,159
Short-term securities	1,409,000	5,662,000	6,929,000	14,824,000
Total Level 2	19,522,861	27,100,807	61,720,481	85,292,720
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$216,218,806	$156,101,873	$247,237,465	$152,571,214

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.
Federal Income Taxes
At January 31, 2020, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Unrealized appreciation	$43,766,912	$16,179,856	$37,540,854	$20,777,983
Unrealized depreciation	(8,061,228)	(5,657,749)	(31,136,548)	(15,348,433)
Net unrealized appreciation (depreciation)	$35,705,684	$10,522,107	$6,404,306	$5,429,550
Aggregate cost	$180,513,122	$145,579,766	$240,833,159	$147,141,664